Schedule of Investments - Virtus Seix AAA Private Credit CLO ETF

October 31, 2025 (unaudited)

Security Description	Principal	Value

ASSET BACKED SECURITIES – 94.2%

Antares CLO 2018-3 Ltd., Class A1R, Series 2024-3A (Cayman Islands), 5.47%, (3-Month SOFR + 1.59%), 07/20/36(1)(2)	$600,000	$600,463
Antares CLO 2019-2 Ltd., Class A1R, Series 2024-2A (Cayman Islands), 5.81%, (3-Month SOFR + 1.95%), 01/23/36(1)(2)	670,000	671,492
BCC Middle Market CLO 2024-1 LLC, Class A1, Series 2024-1A (Cayman Islands), 5.63%, (3-Month SOFR + 1.75%), 07/17/36(1)(2)	900,000	901,500
Bcred CLO 2024-2 LLC, Class A, Series 2024-2A, 5.38%, (3-Month SOFR + 1.50%), 01/20/37(1)(2)	800,000	800,581
BCRED MML CLO 2022-1 LLC, Class A1, Series 2022-1A, 5.53%, (3-Month SOFR + 1.65%), 04/20/35(1)(2)	1,000,000	1,001,895
BlackRock Shasta CLO XIII LLC, Class A1, Series 2024-1A, 5.75%, (3-Month SOFR + 1.85%), 07/15/36(1)(2)	600,000	602,700
Cerberus Loan Funding XLVIII LLC, Class AN, Series 2024-4A, 5.55%, (3-Month SOFR + 1.65%), 10/15/36(1)(2)	750,000	752,401
Churchill Middle Market CLO IV Ltd., Class AR, Series 2024-1A (Cayman Islands), 5.79%, (3-Month SOFR + 1.93%), 04/23/36(1)(2)	600,000	601,592
Deerpath Capital CLO 2021-1 Ltd., Class A1R, Series 2024-1A (Cayman Islands), 5.70%, (3-Month SOFR + 1.80%), 07/15/36(1)(2)	800,000	800,350
Deerpath Capital CLO 2023-2 Ltd., Class A2A, Series 2023-2A (Jersey Island), 6.95%, (3-Month SOFR + 3.05%), 01/15/36(1)(2)	500,000	502,428
Fortress Credit Opportunities XXI CLO LLC, Class A1TR, Series 2025-21A, 5.44%, (3-Month SOFR + 1.57%), 01/21/37(1)(2)	600,000	601,157
Golub Capital Partners CLO 42m-R, Class A2R, Series 2024-42RA, 6.61%, (3-Month SOFR + 2.75%), 01/20/36(1)(2)	500,000	502,033
Golub Capital Partners CLO 46M Ltd., Class A1R, Series 2024-46A, 5.69%, (3-Month SOFR + 1.81%), 04/20/37(1)(2)	157,000	157,386
Golub Capital Partners CLO 67M, Class A1, Series 2023-67A, 6.73%, (3-Month SOFR + 2.50%), 05/09/36(1)(2)	438,000	442,406
HIG Whitehorse Trinity CLO Ltd., Class A, Series 2024-1A (Jersey Island), 6.47%, (3-Month SOFR + 2.15%), 04/25/36(1)(2)	750,000	755,243
Hlend CLO 2025-3 LLC, Class A, Series 2025-3A, 5.28%, (3-Month SOFR + 1.40%), 01/20/37(1)(2)	600,000	601,052
HPS Private Credit CLO 2025-3 LLC, Class A1, Series 2025-3A, 5.91%, (3-Month SOFR + 1.65%), 07/20/37(1)(2)	1,000,000	1,006,299
IVY Hill Middle Market Credit Fund Xii Ltd., Class A1R2, Series 2025-12A (Cayman Islands), 5.28%, (3-Month SOFR + 1.40%), 04/20/37(1)(2)	850,000	849,266
Security Description	Principal	Value

ASSET BACKED SECURITIES (continued)

MCF CLO IX Ltd., Class A1RR, Series 2024-1A (Cayman Islands), 5.88%, (3-Month SOFR + 2.00%), 04/17/36(1)(2)	$800,000	$796,002
Owl Rock CLO III Ltd., Class AR, Series 2024-3A (Cayman Islands), 5.73%, (3-Month SOFR + 1.85%), 04/20/36(1)(2)	1,000,000	1,001,701
Ticp CLO VII Ltd., Class CR, Series 2020-7A (Cayman Islands), 6.32%, (3-Month SOFR + 2.41%), 04/15/33(1)(2)	500,000	501,243
Whitehorse Cccera CLO LLC, Class C, Series 2025-2A, 6.59%, (3-Month SOFR + 2.50%), 09/12/37(1)(2)	1,000,000	1,001,631
Woodmont 2022-9 Trust, Class A1R, Series 2024-9A, 5.56%, (3-Month SOFR + 1.70%), 10/25/36(1)(2)	1,000,000	1,001,658

Total Asset Backed Securities
(Cost $16,496,349)		16,452,479

TERM LOAN – 4.6%
Utilities - 4.6%
Calpine Corp., 5.71%, (1-Month SOFR + 1.75%), 02/15/32(1)
(Cost $797,000)	800,000	800,296

TOTAL INVESTMENTS - 98.8%
(Cost $17,293,349)		17,252,775
Other Assets in Excess of Liabilities - 1.2%		209,654
Net Assets - 100.0%		$17,462,429

(1)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2025.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At October 31, 2025, the aggregate value of these securities was $16,452,479, or 94.2% of net assets.

Abbreviations:

SOFR — Secured Overnight Financing Rate

Schedule of Investments - Virtus Seix AAA Private Credit CLO ETF (continued)

October 31, 2025 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Asset Backed Securities	$—	$16,452,479	$—	$16,452,479
Term Loan	—	800,296	—	800,296
Total	$—	$17,252,775	$—	$17,252,775